Commitments and Contingencies - Additional Information (Detail)	0 Months Ended		3 Months Ended		12 Months Ended							12 Months Ended				3 Months Ended		12 Months Ended
	Dec. 23, 2014 USD ($)	Dec. 23, 2014 EUR (€)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($) Sublease	Dec. 31, 2013 USD ($)	Dec. 31, 2014 License Agreement [Member] IBA GmbH [Member] USD ($)	Dec. 31, 2014 License Agreement [Member] TUM [Member] USD ($)	Mar. 31, 2015 Out License Fee [Member] USD ($)	Dec. 31, 2014 Out License Fee [Member] USD ($)	Dec. 31, 2014 Out License Fee [Member] EUR (€)	Dec. 31, 2014 General and Administrative [Member] USD ($)	Dec. 31, 2013 General and Administrative [Member] USD ($)	Dec. 31, 2014 Research and Development [Member] USD ($)	Dec. 31, 2013 Research and Development [Member] USD ($)	Mar. 31, 2015 TUM [Member] USD ($)	Mar. 31, 2014 TUM [Member] USD ($)	Dec. 31, 2014 TUM [Member] USD ($)	Dec. 31, 2013 TUM [Member] USD ($)	Mar. 31, 2015 TUM [Member] Out License Fee [Member] USD ($)	Mar. 31, 2015 TUM [Member] Out License Fee [Member] EUR (€)	Dec. 31, 2014 TUM [Member] Out License Fee [Member] USD ($)	Dec. 31, 2014 TUM [Member] Out License Fee [Member] EUR (€)	Mar. 31, 2015 TUM [Member] License Agreement [Member] USD ($)	Dec. 31, 2014 TUM [Member] License Agreement [Member] USD ($)	Mar. 31, 2014 TUM [Member] License Agreement [Member] USD ($)	Dec. 31, 2013 TUM [Member] License Agreement [Member] USD ($)
Loss Contingencies [Line Items]
Annual license payment							$ 36,303	$ 60,505								$ 14,057	$ 17,131	$ 66,461	$ 66,390
Agreement expiration date							2024	2027
Notification period					8 months
Rent expense					268,621	289,991						72,600	72,498	217,799	217,493
Number of sub lease agreements					6
Out-License Fee amount									400,000	300,000	300,000									3,400,000		3,000,000	2,500,000
Amount of loss contingency liability																								291,081	327,937	373,357	373,059
Counterclaim amount filed	3,060,827	2,529,400
Reserved liability																				327,937	271,000
Claims and counterclaims amount			$ 4,235,350	€ 3,500,000